Annual Total Returns [BarChart] - LVIP SSGA Moderate Structured Allocation Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	0.29%
2012	10.54%
2013	12.81%
2014	5.56%
2015	(2.69%)
2016	9.27%
2017	13.15%
2018	(7.12%)
2019	16.57%
2020	9.86%